INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (132,203)	$ (152,335)	$ (91,788)
Foreign	5,240	2,324	860
Loss before income taxes	$ (126,963)	$ (150,011)	$ (90,928)